Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Principal Amount	Fair Value
CORPORATE BONDS - 23.55%
Agriculture - 6.19%

Altria Group, Inc., 3.400%, 02/04/2041	$15,531,000	$10,940,316
Altria Group, Inc., 4.250%, 08/09/2042	10,614,000	8,284,047
BAT Capital Corp., 3.734%, 09/25/2040	6,090,000	4,426,577
		23,650,940
Banks - 1.35%

Credit Suisse AG, 0.000% (Variable Rate), 07/31/2030(a)	10,000	6,222
Credit Suisse AG, 0.000% (Variable Rate), 10/30/2030(a)	420,000	267,361
Morgan Stanley, 0.000% (Variable Rate), 04/30/2030(a)	25,000	17,187
Morgan Stanley, 0.000% (Variable Rate), 07/31/2030(a)	80,000	53,656
Morgan Stanley, 0.000% (Variable Rate), 10/30/2030(a)	80,000	52,111
Morgan Stanley, 0.000% (Variable Rate), 09/26/2033(a)	428,000	276,407
Morgan Stanley, 0.000% (Variable Rate), 10/31/2033(a)	266,000	169,350
Morgan Stanley, 0.000% (Variable Rate), 02/28/2034(a)	478,000	275,649
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034(a)	276,000	160,087
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034(a)	26,000	15,295
Morgan Stanley, 0.000% (Variable Rate), 04/30/2034(a)	66,000	38,637
Morgan Stanley, 0.000% (Variable Rate), 05/30/2034(a)	89,000	52,912
Morgan Stanley, 0.000% (Variable Rate), 06/30/2034(a)	460,000	264,864
Morgan Stanley, 0.000% (Variable Rate), 07/31/2034(a)	25,000	14,471
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034(a)	161,000	93,794
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034(a)	10,000	6,086
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034(a)	231,000	137,438
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034(a)	88,000	51,088
Morgan Stanley, 0.000% (Variable Rate), 10/08/2034(a)	32,000	18,372
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034(a)	103,000	60,857
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034(a)	181,000	105,190
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034(a)	357,000	224,675
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034(a)	231,000	131,998
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034(a)	25,000	14,617
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035(a)	69,000	41,118
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035(a)	175,000	99,742
Morgan Stanley, 0.000% (Variable Rate), 02/27/2035(a)	36,000	20,092
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035(a)	527,000	302,063
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035(a)	114,000	63,527
Morgan Stanley, 0.000% (Variable Rate), 02/29/2036(a)	61,000	36,392
Morgan Stanley, 0.000% (Variable Rate), 04/28/2036(a)	10,000	5,305
Morgan Stanley, 0.000% (Variable Rate), 06/30/2036(a)	40,000	23,150
Morgan Stanley, 0.000% (Variable Rate), 08/31/2036(a)	2,289,000	1,398,078
Morgan Stanley, 0.000% (Variable Rate), 09/30/2036(a)	40,000	22,183
Morgan Stanley, 0.000% (Variable Rate), 11/29/2036(a)	103,000	59,815
Morgan Stanley, 0.000% (Variable Rate), 01/31/2037(a)	224,000	128,395
Morgan Stanley, 0.000% (Variable Rate), 03/31/2037(a)	747,000	377,659
Morgan Stanley, 0.000% (Variable Rate), 04/28/2037(a)	40,000	24,731
Morgan Stanley, 0.000% (Variable Rate), 05/31/2037(a)	25,000	15,021

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Principal Amount	Fair Value
Morgan Stanley, 0.000% (Variable Rate), 08/31/2037(a)	$58,000	$35,225
		5,160,820
Commercial Services - 1.79%

Adtalem Global Education, Inc., 5.500%, 03/01/2028(b)	6,195,000	5,807,813
RR Donnelley & Sons Co., 6.125%, 11/01/2026(b)	198,000	192,060
RR Donnelley & Sons Co., 8.250%, 07/01/2027	935,000	826,839
		6,826,712
E-Commerce/Services - 0.64%

Uber Technologies, Inc., 6.250%, 01/15/2028(b)	2,500,000	2,450,000
		2,450,000
Electric - 3.77%

American Electric Power Co., Inc., 2.300%, 03/01/2030	10,000,000	8,409,595
Dominion Energy, Inc., 2.250%, 08/15/2031	5,000,000	4,151,347
Southern Co., 3.700%, 04/30/2030	2,000,000	1,868,473
		14,429,415
Financial Services - 2.07%

Nationstar Mortgage Holdings, Inc., 5.500%, 08/15/2028(b)	6,125,000	5,382,344
PennyMac Financial Services, Inc., 5.375%, 10/15/2025(b)	1,250,000	1,168,750
PennyMac Financial Services, Inc., 5.750%, 09/15/2031(b)	1,000,000	847,500
PRA Group, Inc., 8.375%, 02/01/2028(b)	500,000	503,750
		7,902,344
Food - 0.18%

Post Holdings, Inc., 5.500%, 12/15/2029(b)	750,000	700,312
		700,312
Leisure Facilities & Services - 1.08%

Selina Hospitality PLC, 6.000%, 11/01/2026(b)	7,539,000	4,147,204
		4,147,204
Media - 1.03%

Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	5,000,000	3,485,372
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026(b)	4,000,000	300,000
Liberty Interactive LLC, 8.250%, 02/01/2030	339,000	160,100
		3,945,472
Real Estate - 0.15%

China Evergrande Group, 8.250%, 03/23/2022(d)	4,324,000	470,235
China Evergrande Group, 7.500%, 06/28/2023(d)	1,000,000	108,750
		578,985

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Principal Amount	Fair Value
Retail - 1.96%

Lowe's Cos., Inc., 3.750%, 04/01/2032	$8,077,000	$7,506,017
		7,506,017
Software - 3.11%

Oracle Corp., 3.650%, 03/25/2041	14,937,000	11,881,301
		11,881,301
Steel Producers - 0.23%

Cleveland-Cliffs Steel Corp., 7.000%, 03/15/2027	880,000	880,000
		880,000
TOTAL CORPORATE BONDS		90,059,522
(Cost $101,424,834)

	Principal Amount	Fair Value
SENIOR LOANS - 3.57%
Chemicals - 0.03%

CPC Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 12/29/2028	175,000	108,500
		108,500
Commercial Services - 2.14%

RR Donnelley & Sons Co., First Lien Term Loan, 1M SOFR + 6.25%, 11/01/2026	7,973,790	7,875,114
Travelport Finance S.a r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	370,947	282,152
		8,157,266
Food - 0.48%

Moran Foods, LLC, TL, First Lien Term Loan, 3M SOFR + 7.25%, 06/30/2026	462,403	374,546
Moran Foods, LLC, TL, First Lien Term Loan, 3M SOFR + 7.25%, 06/30/2026	982,309	893,901
Moran Foods, LLC, TL, First Lien Term Loan, 3M SOFR + 7.25%, 12/31/2026	788,287	564,942
		1,833,389
Leisure Facilities & Services - 0.89%

24 Hour Fitness Worldwide, Inc., First Lien Term Loan, 3M US L + 5.00%, 12/29/2025	281,163	24,250
Carnival Corporation TLB 1L, First Lien Term Loan, 1M US L + 3.25%, 10/06/2028	3,465,000	3,389,931
		3,414,181
Pipelines - 0.03%

GMP Borrower LLC, First Lien Term Loan, 3M US L + 4.50%, 10/28/2027	144,246	120,445
		120,445
Retail - 0.00%(e)

NPC International, Inc., Second Lien Initial Term Loan, 1M US L + 0.00%, 04/18/2025(c)	605,000	–
		–
TOTAL SENIOR LOANS		13,633,781
(Cost $14,462,913)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BOND - 0.29%
Internet - 0.29%

Delivery Hero SE, 1.000%, 04/30/2026	$300,000	$259,855
Delivery Hero SE, 2.125%, 03/10/2029	1,100,000	829,162

TOTAL CONVERTIBLE CORPORATE BOND		1,089,017
(Cost $903,921)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - 1.02%
Sovereign - 1.02%

Ukraine Government International Bond, 7.750%, 09/01/2025(d)(f)	320,000	76,800
Ukraine Government International Bond, 7.750%, 09/01/2026(d)(f)	635,000	142,875
Ukraine Government International Bond, 7.750%, 09/01/2027(d)(f)	2,820,000	634,500
Ukraine Government International Bond, 7.750%, 09/01/2028(d)(f)	664,000	149,400
Ukraine Government International Bond, 7.750%, 09/01/2029(d)(f)	1,658,000	373,050
Ukraine Government International Bond, 9.750%, 11/01/2030(d)(f)	4,146,000	932,850
Ukraine Government International Bond, 6.876%, 05/21/2031(d)(f)	1,464,000	300,120
Ukraine Government International Bond, 7.375%, 09/25/2034(d)(f)	1,371,000	281,055
Ukraine Government International Bond, 7.253%, 03/15/2035(d)(f)	3,980,000	815,900
Ukraine Government International Bond, 0.000%, 08/01/2041(d)(f)	630,000	203,962
		3,910,512
TOTAL SOVEREIGN DEBT OBLIGATIONS		3,910,512
(Cost $4,563,558)

	Shares	Fair Value
COMMON STOCK - 8.04%
Financial Services - 0.17%
Acacia Research Corp.(g)	145,056	632,444

Agricultural Operations - 0.10%
Benson Hill, Inc.(g)	136,711	366,386

REITS-Mortgage - 0.56%
Blackstone Mortgage Trust, Inc.	69,138	2,131,525

Medical-Drugs - 0.15%
Compass Pathways PLC(g)	53,586	556,223

Oil Companies - Exploration & Production - 1.68%
Earthstone Energy, Inc.(g)	463,294	6,439,787

Electronics & Appliances Stores - 0.00%(e)
Everyware Global(c)(g)	43,777	–

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Internet Content - Entertainment - 0.72%
Meta Platforms, Inc.(g)	18,478	$2,752,668

Applications Software - 0.04%
Nogin, Inc.(g)	225,285	160,200

Enterprise Software/Services - 1.74%
Palantir Technologies, Inc.(g)	663,625	5,163,003
UiPath, Inc.(g)	96,440	1,481,318
		6,644,321

Credit & Debit - 0.62%
Pagseguro Digital, Ltd.(g)	161,283	1,627,346
PayPal Holdings, Inc.(g)	9,058	738,136
		2,365,482

Auto-Cars/Light Trucks - 0.01%
Polestar Automotive Holding UK PLC(g)	10,409	58,290

Online Communities - 0.96%
Snap, Inc.(g)	319,014	3,687,802

Diagnostic Equipment - 0.42%
SomaLogic, Inc.(g)	456,455	1,588,463

Marine Services - 0.04%
Harvey Gulf Intl. Marine(g)	7,413	148,260

Entertainment Facilities - 0.00%(e)
24 Hour Fitness Worldwide(g)	306,005	2,448

Mineral & Precious Stone Mining - 0.56%
Covia Equity(g)	169,353	2,145,194

IT Services - 0.00%(e)
IQOR(g)	4,941	18,529

Power Generation - 0.20%
Longview Power LLC(g)	61,813	782,985

Auto/Truck Parts & Equipment - 0.07%
Arbe Robotics, Ltd.(g)	73,871	263,719

TOTAL COMMON STOCK		30,744,726
(Cost $26,186,863)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
CLOSED END FUNDS - 17.33%
Aberdeen Diversified Income and Growth Trust PLC	7,080	$7,768
Aberdeen Japan Equity Fund, Inc.	47,038	265,765
abrdn Emerging Markets Equity Income Fund. Inc.	1,818	10,254
abrdn Smaller Companies Income Trust	161,889	490,978
abrdn Standard Global Infrastructure Income Fund	1,816	33,124
Angel Oak Financial Strategies Income Term Trust	6,147	82,093
Apollo Senior Floating Rate Fund, Inc.	607	7,970
Apollo Tactical Income Fund, Inc.	25,088	324,890
Ares Dynamic Credit Allocation Fund, Inc.	999	12,667
Barings Global Short Duration High Yield Fund	1,395	19,111
BlackRock California Municipal Income Trust	173,989	1,995,654
BlackRock Capital Allocation Trust	67,144	1,014,546
BlackRock ESG Capital Allocation Trust	409,804	6,061,001
BlackRock Innovation & Growth Trust	41,127	314,210
BlackRock MuniHoldings New York Quality Fund, Inc.	241	2,653
BlackRock MuniYield New York Quality Fund, Inc.	2,178	22,913
BlackRock Science & Technology Trust II	9,919	180,030
Blackstone Long-Short Credit Income Fund	675	7,877
Blackstone Strategic Credit Fund	1,348	15,003
BNY Mellon Municipal Income, Inc.	650	4,316
Center Coast Brookfield MLP & Energy Infrastructure Fund	146,912	2,739,909
Citadel Income Fund	110,020	210,027
ClearBridge Energy Midstream Opportunity Fund, Inc.	68,686	2,122,397
ClearBridge MLP & Midstream Fund, Inc.	17,796	639,944
Cushing MLP & Infrastructure Total Return Fund	61,592	2,218,544
Delaware Enhanced Global Dividend & Income Fund	3,115	26,540
DWS Strategic Municipal Income Trust	59	517
Eaton Vance California Municipal Bond Fund	53,149	494,817
Eaton Vance California Municipal Income Trust	7,671	81,543
Eaton Vance New York Municipal Bond Fund	46,230	448,431
Ecofin Sustainable and Social	37,011	490,026
Ellsworth Growth and Income Fund, Ltd.	116,777	1,024,134
European Opportunities Trust PLC	81,426	745,867
European Smaller Companies	2,626	5,277
Federated Hermes Premier Municipal Income Fund	82	910
First Trust High Yield Opportunities 2027 Term Fund	2,697	39,673
First Trust/abrdn Global Opportunity Income Fund	351	2,169
Goldman Sachs MLP Energy and Renaissance Fund	278	3,817
Guggenheim Active Allocation Fund	125	1,849
Henderson Opportunities Trust PLC	111,656	1,696,596
Herald Investment Trust PLC(g)	2,610	60,429
Invesco High Income Trust II	1	11
Japan Smaller Capitalization Fund, Inc.	7,794	54,012
JPMorgan European Discovery Trust PLC	14,209	74,450
JPMorgan Mid Cap Investment Trust PLC	3,263	37,412
Kayne Anderson NextGen Energy & Infrastructure, Inc.	103,652	805,376
Korea Fund, Inc.	26,553	640,193

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Macquarie Global Infrastructure Total Return Fund, Inc.	706	$17,015
MainStay CBRE Global Infrastructure Megatrends Fund	33,785	512,518
MFS High Yield Municipal Trust	86,805	291,665
MFS Investment Grade Municipal Trust	57,289	434,251
Miller/Howard High Dividend Fund	333,513	3,668,643
Morgan Stanley Emerging Markets Debt Fund, Inc.	103,203	718,293
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	604,687	2,817,841
Neuberger Berman MLP & Energy Income Fund, Inc.	268,634	1,947,596
Neuberger Berman New York Municipal Fund, Inc.	350	3,468
Neuberger Berman Next Generation Connectivity Fund, Inc.	165,408	1,645,810
New Ireland Fund, Inc.	95,326	992,344
Nuveen Core Plus Impact Fund	196,587	2,270,580
Nuveen Credit Strategies Income Fund	72,739	394,973
Nuveen Multi-Asset Income Fund	207,721	2,640,134
Nuveen New Jersey Quality Municipal Income Fund	2,184	26,372
Nuveen New York Quality Municipal Income Fund	1,105	12,674
Nuveen Pennsylvania Quality Municipal Income Fund	787	9,357
Nuveen Real Asset Income and Growth Fund	25	322
Nuveen Senior Income Fund	1	5
NXG NextGen Infrastructure Income Fund	23,585	971,230
Pershing Square Holdings, Ltd.	50,990	1,815,244
PGIM Global High Yield Fund, Inc.	47	557
PGIM Short Duration High Yield Opportunities Fund	1,433	22,670
PIMCO Energy & Tactical Credit Opportunities Fund	254,162	3,982,719
Pioneer High Income Fund, Inc.	361	2,549
Pioneer Municipal High Income Opportunities Fund, Inc.	18,014	209,143
Principal Real Estate Income Fund	51,780	600,130
Schroder British Opportunities Trust PLC(g)	1,453,746	1,164,961
Schroder UK Mid Cap Fund PLC	629,743	4,487,461
Taiwan Fund, Inc.	3,223	83,659
Templeton Emerging Markets Fund	1,314	16,662
Templeton Global Income Fund	826,356	3,669,021
Thornburg Income Builder Opportunities Trust	503	7,776
Tortoise Energy Independence Fund, Inc.	27,292	843,050
Tortoise Energy Infrastructure Fund, Inc.	14,818	499,218
Tortoise Midstream Energy Fund, Inc.	56,274	2,128,845
Tortoise Pipeline & Energy Fund, Inc.	7,795	222,002
Tortoise Power and Energy Infrastructure Fund, Inc.	42,068	574,649
Vertical Capital Income Fund	38,522	371,352
Virtus Global Multi-Sector Income Fund	876	7,297
Voya Emerging Markets High Dividend Equity Fund	55,586	310,726
Voya Global Advantage and Premium Opportunity Fund	391	3,566
Voya Infrastructure Industrials and Materials Fund	6,140	62,505
Western Asset Diversified Income Fund	7,483	105,884

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Western Asset Intermediate Muni Fund	18,474	$146,499
		66,250,929

TOTAL CLOSED END FUNDS		66,250,929
(Cost $64,478,467)

	Shares	Fair Value
PREFERRED STOCK - 0.55%
Entertainment Facilities - 0.00%(e)
24 Hour Fitness Worldwide, Inc.(g)	407,959	4,080

Transportation - 0.55%
G-ILS Transportation Ltd. Preferred B-3 Shares(c)(g)	1,332	2,099,232

TOTAL PREFERRED STOCK		2,103,312
(Cost $2,709,436)

	Shares	Fair Value
PRIVATE FUND - 7.72%
Stone Ridge Opportunities Feeder Fund LP(g)	29,527	29,527,000

TOTAL PRIVATE FUND		29,527,000
(Cost $29,527,000)

	Shares	Fair Value
UNIT TRUST - 3.47%
Grayscale Bitcoin Trust BTC(h)	711,235	8,641,505
Grayscale Ethereum Classic Trust(g)	13,402	73,711
Grayscale Ethereum Trust(g)(h)	617,378	4,543,902
		13,259,118

TOTAL UNIT TRUST		13,259,118
(Cost $10,086,219)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 45.28%(g)
7 Acquisition Corp.	50,470	521,355
A SPAC II Acquisition Corp.	68,843	706,329
ABG Acquisition Corp. I	34,184	346,968
Accretion Acquisition Corp.	102,643	1,044,906
Acropolis Infrastructure Acquisition Corp.	76,319	767,769
African Gold Acquisition Corp.	176,315	1,789,597
Agile Growth Corp.	59,098	600,436
Agrinam Acquisition Corp.	19,798	196,495
Ahren Acquisition Corp.	19,716	203,075
Alpha Healthcare Acquisition Corp. III	22,899	229,562

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Alpha Partners Technology Merger Corp.	19,691	$199,174
Alpine Acquisition Corp.	119,504	1,256,585
Alset Capital Acquisition Corp.	40,719	412,891
ALSP Orchid Acquisition Corp. I	104,793	1,083,036
AltC Acquisition Corp.	61,326	614,487
AltEnergy Acquisition Corp.	22,461	230,899
Andretti Acquisition Corp.	50,274	521,593
Anzu Special Acquisition Corp. I	18,438	185,855
AP Acquisition Corp.	52,489	546,935
Apollo Strategic Growth Capital II	45,066	455,617
APx Acquisition Corp. I	46,626	482,579
Arctos NorthStar Acquisition Corp.	39,600	401,940
Ares Acquisition Corp.	52,696	535,391
Arisz Acquisition Corp.	34,348	350,006
Armada Acquisition Corp. I	39	391
Arrowroot Acquisition Corp.	205,758	2,078,156
Artemis Strategic Investment Corp.	142,048	1,458,833
Artemis Strategic Investment Corp., Class B(c)	12,038	3,491
ARYA Sciences Acquisition Corp. V	12,591	127,484
Ascendant Digital Acquisition Corp. III	116,481	1,206,743
Atlantic Coastal Acquisition Corp.	51,070	515,552
Atlantic Coastal Acquisition Corp. II	95,202	978,677
Ault Disruptive Technologies Corp.	24,919	257,662
Aura FAT Projects Acquisition Corp.	58,439	603,090
Avalon Acquisition, Inc.	77,027	798,000
AXIOS Sustainable Growth Acquisition Corp.	60,175	624,316
B Riley Principal 250 Merger Corp.	52,757	530,735
Bannix Acquisition Corp.	57,872	594,924
Banyan Acquisition Corp.	87,049	898,346
Battery Future Acquisition Corp.	42,855	442,624
BioPlus Acquisition Corp.	99,655	1,029,436
Black Mountain Acquisition Corp.	103,581	1,064,813
Black Spade Acquisition Co.	28,533	288,754
Blue Ocean Acquisition Corp.	50,462	521,272
Blue World Acquisition Corp.	51,687	531,342
Build Acquisition Corp.	36,073	364,698
C5 Acquisition Corp.	144,119	1,484,426
Cactus Acquisition Corp. 1, Ltd.	49,956	516,045
Capitalworks Emerging Markets Acquisition Corp.	88,187	913,617
Cartica Acquisition Corp.	148,709	1,548,061
Catcha Investment Corp.	120,767	1,225,785
CF Acquisition Corp. VII	21,449	219,209
Chain Bridge I	66,734	690,030
Chenghe Acquisition Co.	800	8,312
Churchill Capital Corp. VII	50,077	503,775
CIIG Capital Partners II, Inc.	42,062	430,505
Clean Earth Acquisitions Corp.	99,174	1,006,616
ClimateRock	23,557	241,695
Colombier Acquisition Corp.	77,686	780,744

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Concord Acquisition Corp. III	98,857	$1,017,239
Consilium Acquisition Corp. I, Ltd.	78,255	799,782
Corazon Capital V838 Monoceros Corp.	12,882	130,752
Counter Press Acquisition Corp.	20,213	208,699
Crown PropTech Acquisitions	65,036	660,766
Crystal Peak Acquisition	334,985	3,349,850
DA32 Life Science Tech Acquisition Corp.	108,727	1,092,706
DEE Tech SA	41,293	444,426
Deezer SA	8,179	20,362
Denali Capital Acquisition Corp.	27,621	286,151
DHC Acquisition Corp.	44,994	457,139
Digital Transformation Opportunities Corp.	141,108	1,428,013
Digital World Acquisition Corp., Class B(c)	25,893	363,020
Direct Selling Acquisition Corp.	154,081	1,600,902
Disruptive Acquisition Corp. I	12,124	123,119
Disruptive Capital Acquisition Co., Ltd.	58,870	740,293
dMY Technology Group, Inc. VI	27,831	282,206
DP Cap Acquisition Corp. I	89,472	925,140
Dragoneer Growth Opportunities Corp. III	28,687	283,428
DUET Acquisition Corp.	5,996	61,309
EG Acquisition Corp.	107,079	1,077,215
Elliott Opportunity II Corp.	27,348	277,856
Emerging Markets Horizon Corp.	112,680	1,165,675
Energy Transition Partners BV	50,557	541,384
Enterprise 4.0 Technology Acquisition Corp.	44,710	462,748
ESG Core Investments BV	281,009	2,993,877
ESM Acquisition Corp.	18,627	189,343
Eureking SA	59,955	645,280
European Biotech Acquisition Corp.	1,223	12,413
EVe Mobility Acquisition Corp.	81,534	841,431
Everest Consolidator Acquisition Corp.	100,984	1,042,155
Evergreen Corp.	70,091	722,673
ExcelFin Acquisition Corp.	51,002	524,811
Far Peak Acquisition Corp.	21,242	215,606
FAST Acquisition Corp. II	28,787	290,461
Fat Projects Acquisition Corp., Class B(c)	4,886	831
FG Acquisition Corp.	50,526	506,523
FG Merger Corp.	1,483	15,290
Fifth Wall Acquisition Corp. III	77,093	780,567
Finnovate Acquisition Corp.	100,186	1,035,923
FinServ Acquisition Corp. II	50,815	513,231
Fintech Ecosystem Development Corp.	54,704	565,639
Fintech Evolution Acquisition Group	61,069	621,072
First Reserve Sustainable Growth Corp.	17,131	173,194
Flame Acquisition Corp.	75,199	762,518
Forbion European Acquisition Corp.	22,181	230,461
Forest Road Acquisition Corp. II	108,352	1,094,355
Fortune Rise Acquisition Corp.	36,191	377,110

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Forum Merger IV Corp.	95,701	$967,059
Freedom Acquisition I Corp.	18,275	185,857
Frontier Acquisition Corp.	57,947	587,583
FTAC Athena Acquisition Corp.	5,118	51,999
FTAC Hera Acquisition Corp.	123,705	1,255,606
FTAC Parnassus Acquisition Corp.	39,792	401,899
Fusion Acquisition Corp. II	133,723	1,353,277
FutureTech II Acquisition Corp.	52,279	540,042
G Squared Ascend II, Inc.	34,568	353,285
Galata Acquisition Corp.	53,213	547,828
Games & Esports Experience Acquisition Corp.	118,761	1,237,490
Genesis Growth Tech Acquisition Corp.	47,855	498,171
Genesis Unicorn Capital Corp.	6,940	72,176
Global Blockchain Acquisition Corp.	40,470	411,175
Global Technology Acquisition Corp. I	85,831	888,359
Globalink Investment, Inc.	58,520	599,830
Goal Acquisitions Corp.	88,824	901,119
GoGreen Investments Corp.	130,678	1,366,892
Goldenstone Acquisition, Ltd.	5,502	56,395
Gores Holdings IX, Inc.	121,537	1,214,155
Green Visor Financial Technology Acquisition Corp. I	95,725	994,583
GSR II Meteora Acquisition Corp.	142,738	1,458,069
Hawks Acquisition Corp.	117,298	1,183,537
Healthwell Acquisition Corp. I	2,001	20,110
Heartland Media Acquisition Corp., Class A	2,998	30,849
HH&L Acquisition Co.	89,355	909,634
HNR Acquisition Corp.	44,874	463,997
Home Plate Acquisition Corp.	46,382	469,386
Ibere Pharmaceuticals	6,446	65,491
Iconic Sports Acquisition Corp.	85,644	891,126
Inception Growth Acquisition, Ltd.	33,772	345,825
Industrial Tech Acquisitions II, Inc.	101,997	1,049,549
Infinite Acquisition Corp.	28,365	292,160
Insight Acquisition Corp.	36,845	373,977
Integral Acquisition Corp. 1	38,577	393,100
Integrated Wellness Acquisition Corp.	58,418	603,458
Investcorp Europe Acquisition Corp. I	55,193	572,627
Investcorp India Acquisition Corp.	74,944	779,418
Israel Acquisitions Corp.	8,683	88,306
Itiquira Acquisition Corp.	119,763	1,215,618
IX Acquisition Corp.	22,361	228,082
Jackson Acquisition Co.	5,642	57,661
Jaws Juggernaut Acquisition Corp.	14,501	147,475
Juniper II Corp.	40,165	413,699
Jupiter Acquisition Corp.	14,439	144,390
Jupiter Wellness Acquisition Corp.	88,009	907,373
Kadem Sustainable Impact Corp.	75,482	761,613
Kensington Capital Acquisition Corp. V	58,918	605,677
Keyarch Acquisition Corp.	20,135	205,176

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Khosla Ventures Acquisition Co.	18,131	$183,123
Kimbell Tiger Acquisition Corp.	119,582	1,241,261
Kismet Acquisition Two Corp.	39,461	400,924
KnightSwan Acquisition Corp.	8,994	92,503
L Catterton Asia Acquisition Corp.	1,609	16,637
LAMF Global Ventures Corp. I	138,675	1,434,593
LAVA Medtech Acquisition Corp.	37,985	392,005
Lazard Growth Acquisition Corp. I	34,208	347,211
Lead Edge Growth Opportunities, Ltd.	500	5,078
Legato Merger Corp. II	25,933	265,943
Levere Holdings Corp.	54,573	553,370
LF Capital Acquisition Corp. II, Class A	166,778	1,719,481
Liberty Resources Acquisition Corp.	76,982	799,843
LIV Capital Acquisition Corp. II	58,346	602,714
Logistics Innovation Technologies Corp.	30,319	304,554
M3-Brigade Acquisition III Corp.	14,905	152,031
Magnum Opus Acquisition, Ltd.	36,420	369,117
Maxpro Capital Acquisition Corp.	37,123	388,492
McLaren Technology Acquisition Corp.	122,181	1,260,908
Medicus Sciences Acquisition Corp.	80,321	812,045
Metals Acquisition Corp.	35,266	356,539
Moringa Acquisition Corp.	35,406	359,371
Motive Capital Corp. II	12,857	132,684
Mountain & Co. I Acquisition Corp.	125,353	1,317,460
Nabors Energy Transition Corp.	188,038	1,944,313
New Energy One Acquisition Corp. PLC	445,953	5,580,391
New Providence Acquisition Corp. II	77,530	796,233
New Vista Acquisition Corp.	46,189	468,587
Newbury Street Acquisition Corp.	20,019	201,792
NorthView Acquisition Corp.	38,482	393,286
Nubia Brand International Corp.	58,524	603,382
Oxus Acquisition Corp.	52,867	547,702
Papaya Growth Opportunity Corp. I	114,924	1,183,717
Patria Latin American Opportunity Acquisition Corp.	92,291	963,518
Pearl Holdings Acquisition Corp.	36,968	382,249
Pegasus Digital Mobility Acquisition Corp.	65,953	682,614
Pegasus Digital Mobility Acquisition Corp., Class B(c)	4,456	1,381
Peridot Acquisition Corp. II	30,189	306,720
Pine Technology Acquisition Corp.	162,272	1,640,570
Plum Acquisition Corp. I	73,302	744,382
Pono Capital Two, Inc.	9,738	100,253
Power & Digital Infrastructure Acquisition II Corp.	44,362	450,274
PowerUp Acquisition Corp.	141,091	1,467,346
PROOF Acquisition Corp. I	61,707	633,114
Pyrophyte Acquisition Corp.	59,361	617,651
RCF Acquisition Corp.	9,504	98,271
Redwoods Acquisition Corp.	32,327	330,059
Revelstone Capital Acquisition Corp.	77,115	782,332

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
RF Acquisition Corp.	23,928	$243,707
Rigel Resource Acquisition Corp.	64,290	665,402
ROC Energy Acquisition Corp.	74,024	763,187
Rocket Internet Growth Opportunities Corp.	33,430	339,816
Ross Acquisition Corp. II	2,830	28,781
Roth CH Acquisition V Co.	62,531	639,067
ScION Tech Growth II	60,966	620,329
Screaming Eagle Acquisition Corp.	67,654	678,908
Sculptor Acquisition Corp. I	36,931	382,605
Sculptor Capital Management, Inc.	708,589	6,582,792
Seaport Global Acquisition II Corp.	91,410	938,781
SHUAA Partners Acquisition Corp. I	45,916	476,149
Signal Hill Acquisition Corp.	26,924	276,240
SILVERspac, Inc.	55,349	559,025
Sizzle Acquisition Corp.	70,060	727,223
Skydeck Acquisition Corp.	13,316	134,825
Slam Corp.	26,398	267,940
Social Capital Suvretta Holdings Corp. II	58,318	590,761
Social Capital Suvretta Holdings Corp. IV	86,410	873,605
Sound Point Acquisition Corp. I, Ltd.	99,902	1,041,978
Southport Acquisition Corp.	49,077	503,775
Spear Investments I BV	18,796	206,383
SportsMap Tech Acquisition Corp.	30,800	317,240
Spree Acquisition Corp. 1, Ltd.	75,747	783,981
Spring Valley Acquisition Corp. II	26,964	275,572
Springwater Special Situations Corp.	58,969	602,368
ST Energy Transition I, Ltd.	93,266	961,106
Stratim Cloud Acquisition Corp.	51,586	520,761
Summit Healthcare Acquisition Corp.	42,915	434,514
Supernova Partners Acquisition Co. III, Ltd.	25,440	258,216
SVF Investment Corp. 2	218,988	2,227,108
Swiftmerge Acquisition Corp.	72,847	743,768
TB SA Acquisition Corp.	81,664	829,298
Tech and Energy Transition Corp.	64,240	648,824
Tio Tech A	22,150	224,601
TLGY Acquisition Corp.	136,622	1,414,721
TPG Pace Beneficial II Corp.	99,747	988,992
Transition SA	33,822	358,502
Trine II Acquisition Corp.	50,769	524,951
Twelve Seas Investment Co. II	85,682	866,245
Twin Ridge Capital Acquisition Corp.	8,071	82,082
UTA Acquisition Corp.	88,121	906,765
Vahanna Tech Edge Acquisition I Corp.	132,585	1,371,592
Valor Latitude Acquisition Corp.	22,158	224,793
Valuence Merger Corp. I	71,556	747,045
VAM Investments Spac BV	25,279	270,697
Vector Acquisition Corp. II	14,215	144,545
Viscogliosi Brothers Acquisition Corp.	41,703	426,772
Vision Sensing Acquisition Corp.	26,576	276,390

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
VMG Consumer Acquisition Corp.	124,658	$1,277,744
VPC Impact Acquisition Holdings II	7,231	73,612
Warburg Pincus Capital Corp. I-A	52,113	528,947
Warburg Pincus Capital Corp. I-B	61,226	621,750
Welsbach Technology Metals Acquisition Corp.	29,572	304,000
World Quantum Growth Acquisition Corp.	84,860	869,815
Worldwide Webb Acquisition Corp.	2,153	22,047
XPAC Acquisition Corp.	11,711	118,047
Yotta Acquisition Corp.	47,369	481,269
Zimmer Energy Transition Acquisition Corp.	12,320	123,878
		173,110,607

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		173,110,607
(Cost $165,863,510)

WARRANTS - 0.37%(g)
10X Capital Venture Acquisition Corp. III, Expires 06/30/2028, Strike Price $11.50	55,754	5,620
7 Acquisition Corp., Expires 11/05/2026, Strike Price $11.50	25,051	2,744
A SPAC I Acquisition Corp., Expires 05/21/2027, Strike Price $11.50	1	0
A SPAC II Acquisition Corp., Expires 05/03/2027, Strike Price $11.50	34,421	1,263
Achari Ventures Holdings Corp. I, Expires 08/05/2026, Strike Price $11.50	38,384	1,033
Agrinam Acquisition Corp., Expires 06/30/2027, Strike Price $11.50	19,798	198
Ahren Acquisition Corp., Expires 06/17/2028, Strike Price $11.50	47,850	5,316
Alpha Healthcare Acquisition Corp. III, Expires 04/12/2027, Strike Price $11.50	3,816	1,004
Alset Capital Acquisition Corp., Expires 02/02/2027, Strike Price $11.50	13,297	864
ALSP Orchid Acquisition Corp. I, Expires 11/30/2028, Strike Price $11.50	52,397	1,834
Andretti Acquisition Corp., Expires 03/23/2028, Strike Price $11.50	24,523	1,739
AP Acquisition Corp., Expires 12/07/2026, Strike Price $11.50	9,857	927
Apeiron Capital Investment Corp, Expires 06/24/2023, Strike Price $11.50	49,151	2,458
APx Acquisition Corp. I, Expires 08/19/2028, Strike Price $11.50	3,981	129
Arbor Rapha Capital Bioholdings Corp. I, Expires 03/14/2023, Strike Price $11.50	23,851	2,304
Arctos NorthStar Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	28,596	2,860
Arisz Acquisition Corp., Expires 11/16/2026, Strike Price $11.50	34,348	945
Armada Acquisition Corp. I, Expires 08/13/2026, Strike Price $11.50	19	2
Artemis Strategic Investment Corp., Expires 02/12/2023, Strike Price $11.50	52,405	4,716
Ascendant Digital Acquisition Corp. III, Expires 04/19/2023, Strike Price $11.50	78,866	789
Athena Consumer Acquisition Corp., Expires 07/31/2028, Strike Price $11.50	33,717	5,344
Athena Technology Acquisition Corp. II, Expires 10/17/2028, Strike Price $11.50	36,968	2,316
Atlantic Coastal Acquisition Corp. II, Expires 06/02/2028, Strike Price $11.50	80,774	2,666
Ault Disruptive Technologies Corp., Expires 06/20/2028, Strike Price $11.50	18,483	970
Aura FAT Projects Acquisition Corp., Expires 06/02/2027, Strike Price $11.50	58,439	1,759
Aurora Technology Acquisition Corp., Expires 02/07/2028, Strike Price $11.50	63,578	1,221
AXIOS Sustainable Growth Acquisition Corp., Expires 02/16/2027, Strike Price $11.50	43,990	1,452
Banyan Acquisition Corp., Expires 09/30/2028, Strike Price $11.50	45,560	1,597
Battery Future Acquisition Corp., Expires 05/26/2028, Strike Price $11.50	36,968	2,961
Beard Energy Transition Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	60,293	3,618
BenevolentAI, Expires 06/30/2026, Strike Price $11.50	7,014	2,821
Benson Hill Inc., Expires 03/25/2027, Strike Price $3.90(c)	187,607	35,645

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
BioPlus Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	45,412	$4,496
Black Mountain Acquisition Corp., Expires 10/15/2027, Strike Price $11.50	46,279	2,916
Black Spade Acquisition Co., Expires 06/29/2023, Strike Price $11.50	14,266	1,498
bleuacacia, Ltd., Expires 10/30/2026, Strike Price $11.50	100,804	2,792
Blockchain Coinvestors Acquisition Corp. I, Expires 11/01/2028, Strike Price $11.50	93,986	8,036
Blue Ocean Acquisition Corp., Expires 10/21/2028, Strike Price $11.50	16,257	1,626
Blue World Acquisition Corp., Expires 01/10/2029, Strike Price $11.50	23,302	932
Bluescape Opportunities Acquisition Corp., Expires 01/31/2026, Strike Price $11.50	49,310	10,321
Bullpen Parlay Acquisition Co., Expires 12/03/2026, Strike Price $11.50	57,733	3,527
BurTech Acquisition Corp., Expires 12/18/2026, Strike Price $11.50	23,368	467
BYTE Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	20,143	1,335
C5 Acquisition Corp., Expires 05/19/2028, Strike Price $11.50	72,059	1,592
Cactus Acquisition Corp. 1, Ltd., Expires 07/20/2023, Strike Price $11.50	21,180	828
Canna-Global Acquisition Corp., Expires 02/09/2028, Strike Price $11.50	154,766	2,724
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2028, Strike Price $11.50	69,120	2,944
Cardio Diagnostics Holdings, Inc., Expires 12/01/2026, Strike Price $11.50	19,933	1,345
Carney Technology Acquisition Corp. II, Expires 11/30/2027, Strike Price $11.50	46,429	3,946
CARTESIAN GROWTH Corp. II, Expires 07/12/2028, Strike Price $11.50	5,984	1,059
Cartica Acquisition Corp., Expires 04/30/2028, Strike Price $11.50	74,354	5,963
Catalyst Partners Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	4,076	4
CENAQ Energy Corp., Expires 12/31/2027, Strike Price $11.50	327	33
CF Acquisition Corp. IV, Expires 12/14/2025, Strike Price $11.50	13,333	1,089
CF Acquisition Corp. VII, Expires 03/15/2026, Strike Price $11.50	4,928	665
Chain Bridge I, Expires 12/31/2028, Strike Price $11.50	33,367	5,005
Chenghe Acquisition Co., Expires 04/28/2027, Strike Price $11.50	400	42
Churchill Capital Corp. VII, Expires 02/29/2028, Strike Price $11.50	26,731	1,893
CIIG Capital Partners II, Inc., Expires 02/28/2028, Strike Price $11.50	11,642	815
Cineworld, Expires 11/23/2025, Strike Price $0.41	88,914	–
Clean Earth Acquisitions Corp., Expires 02/24/2028, Strike Price $11.50	49,587	5,700
ClimateRock, Expires 06/01/2027, Strike Price $11.50	11,778	418
Compute Health Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	26,926	3,465
Concord Acquisition Corp. II, Expires 12/31/2028, Strike Price $11.50	25,741	3,233
Concord Acquisition Corp. III, Expires 12/31/2028, Strike Price $11.50	54,452	4,258
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027, Strike Price $11.50	38,488	1,347
Corner Growth Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	41,045	1,231
Counter Press Acquisition Corp., Expires 02/09/2027, Strike Price $11.50	10,106	432
Crescera Capital Acquisition Corp., Expires 04/20/2028, Strike Price $11.50	63,791	3,183
Crystal Peak Acquisition, Expires 06/22/2026, Strike Price $11.50	34,484	17,242
DEE Tech SA, Expires 06/23/2023, Strike Price $11.50	35,099	11,447
Deezer SA, Expires 06/07/2027, Strike Price $11.50	95,238	3,727
Denali Capital Acquisition Corp., Expires 04/07/2027, Strike Price $11.50	27,621	1,660
DHC Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	25,249	470
DiamondHead Holdings Corp., Expires 01/28/2028, Strike Price $11.50	11,333	2,833
Digital Health Acquisition Corp., Expires 10/14/2023, Strike Price $11.50	17,736	2,118
dMY Technology Group, Inc. VI, Expires 06/25/2023, Strike Price $11.50	3,783	901
DUET Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	5,996	138
EG Acquisition Corp., Expires 05/28/2028, Strike Price $11.50	27,981	5,037
Emerging Markets Horizon Corp., Expires 02/08/2028, Strike Price $11.50	73,685	4,421

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Energem Corp., Expires 03/10/2023, Strike Price $11.50	45,714	$4,110
Energy Transition Partners BV, Expires 07/16/2026, Strike Price $11.50	16,852	4,580
ESGEN Acquisition Corp., Expires 06/28/2023, Strike Price $11.50	61,117	3,820
Eureking SA, Expires 05/12/2027, Strike Price $11.50	59,955	3,259
EVe Mobility Acquisition Corp., Expires 05/12/2028, Strike Price $11.50	27,110	2,171
Everest Consolidator Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	50,492	778
Evergreen Corp., Expires 02/15/2027, Strike Price $11.50	70,092	876
ExcelFin Acquisition Corp., Expires 07/05/2023, Strike Price $11.50	22,349	670
FG Acquisition Corp., Expires 04/05/2030, Strike Price $11.50	25,263	28,295
FG Merger Corp., Expires 06/17/2027, Strike Price $11.50	1,112	111
Financial Strategies Acquisition Corp., Expires 03/31/2028, Strike Price $11.50	6,820	130
Financials Acquisition Corp., Expires 04/04/2027, Strike Price $1150.00	28,696	1,415
Finnovate Acquisition Corp., Expires 04/15/2023, Strike Price $11.50	71,462	1,858
FinServ Acquisition Corp. II, Expires 02/17/2026, Strike Price $11.50	22,794	591
Fintech Ecosystem Development Corp., Expires 12/31/2028, Strike Price $11.50	27,352	711
Fintech Evolution Acquisition Group, Expires 03/31/2028, Strike Price $11.50	17,608	528
Flame Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	5,451	4,906
Forbion European Acquisition Corp., Expires 05/23/2028, Strike Price $11.50	7,393	1,331
Fortune Rise Acquisition Corp., Expires 11/26/2023, Strike Price $11.50	15,616	1,118
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Strike Price $11.50	27,108	2,640
FTAC Parnassus Acquisition Corp., Expires 03/10/2026, Strike Price $11.50	10,083	654
FTAC Zeus Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	135,656	4,070
Fusion Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	20,782	416
Future Health ESG Corp., Expires 02/19/2023, Strike Price $11.50	37,402	2,319
FutureTech II Acquisition Corp., Expires 02/16/2027, Strike Price $11.50	48,383	852
Games & Esports Experience Acquisition Corp., Expires 10/21/2028, Strike Price $11.50	59,290	1,779
Gardiner Healthcare Acquisitions Corp., Expires 07/30/2028, Strike Price $11.50	14,786	1,553
Genesis Growth Tech Acquisition Corp., Expires 05/19/2028, Strike Price $11.50	6,030	1,085
GigCapital5, Inc., Expires 12/31/2028, Strike Price $11.50	3,954	128
Global Blockchain Acquisition Corp., Expires 05/10/2027, Strike Price $11.50	40,470	947
Global Technology Acquisition Corp. I, Expires 07/13/2023, Strike Price $11.50	23,734	2,848
Globalink Investment, Inc., Expires 12/03/2026, Strike Price $11.50	14,771	182
GoGreen Investments Corp., Expires 06/04/2023, Strike Price $11.50	65,339	29,403
Gores Holdings IX, Inc., Expires 01/14/2029, Strike Price $11.50	40,512	9,723
Granite Ridge Resources, Inc., Expires 09/25/2028, Strike Price $11.50	228,188	228,188
Green Visor Financial Technology Acquisition Corp. I, Expires 05/08/2023, Strike Price $11.50	47,750	1,791
Growth For Good Acquisition Corp., Expires 11/12/2026, Strike Price $11.50	51,285	4,003
GSR II Meteora Acquisition Corp., Expires 07/22/2023, Strike Price $11.50	119,353	22,438
Harvey Gulf, Expires 12/31/2049, Strike Price $0.01	16,636	332,720
HCM ACQUISITION Corp., Expires 12/31/2027, Strike Price $11.50	10,493	260
Healthcare AI Acquisition Corp., Expires 12/14/2026, Strike Price $11.50	18,681	2,802
Heartland Media Acquisition Corp., Expires 10/21/2027, Strike Price $11.50	1,499	104
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50	17,425	699
HNR Acquisition Corp., Expires 07/29/2028, Strike Price $11.50	44,874	5,834
Home Plate Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	4,107	271
Iconic Sports Acquisition Corp., Expires 04/06/2023, Strike Price $11.50	19,665	4,388
Inception Growth Acquisition, Ltd., Expires 10/15/2026, Strike Price $11.50	2,402	78

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Industrial Tech Acquisitions II, Inc., Expires 12/31/2028, Strike Price $11.50	47,509	$3,801
Infinite Acquisition Corp., Expires 11/23/2028, Strike Price $11.50	46,166	5,600
InFinT Acquisition Corp., Expires 05/19/2027, Strike Price $11.50	55,058	4,405
Innovative International Acquisition Corp., Expires 04/03/2023, Strike Price $11.50	71,433	2,964
Integrated Rail and Resources Acquisition Corp., Expires 05/21/2023, Strike Price $11.50	48,874	7,590
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	1,869	568
Investcorp Europe Acquisition Corp. I, Expires 11/23/2028, Strike Price $11.50	24,645	739
Investcorp India Acquisition Corp., Expires 06/28/2027, Strike Price $11.50	37,472	2,998
Iris Acquisition Corp., Expires 03/05/2026, Strike Price $11.50	27,683	2,700
IX Acquisition Corp., Expires 11/24/2026, Strike Price $11.50	112	2
Jackson Acquisition Co., Expires 12/31/2028, Strike Price $11.50	11,842	592
Jaguar Global Growth Corp. I, Expires 02/11/2027, Strike Price $11.50	43,794	3,944
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Strike Price $11.50	19,820	1,298
Juniper II Corp., Expires 12/31/2028, Strike Price $11.50	9,381	1,501
Jupiter Acquisition Corp., Expires 08/17/2028, Strike Price $11.50	1,531	98
Kairous Acquisition Corp. ltd, Expires 09/15/2026, Strike Price $11.50	6,746	607
Kernel Group Holdings, Inc., Expires 01/31/2027, Strike Price $11.50	1,326	123
Keyarch Acquisition Corp., Expires 07/25/2028, Strike Price $11.50	24,350	1,403
Kimbell Tiger Acquisition Corp., Expires 09/15/2028, Strike Price $11.50	59,791	8,969
KnightSwan Acquisition Corp., Expires 07/21/2028, Strike Price $11.50	4,497	473
LAMF Global Ventures Corp. I, Expires 04/04/2023, Strike Price $11.50	63,179	5,680
LatAmGrowth SPAC, Expires 01/25/2028, Strike Price $11.50	37,849	3,785
LAVA Medtech Acquisition Corp., Expires 04/01/2023, Strike Price $11.50	57,923	5,196
Lazard Growth Acquisition Corp. I, Expires 12/31/2027, Strike Price $11.50	4,497	36
LDH Growth Corp. I, Expires 12/31/2028, Strike Price $11.50	1,613	68
Levere Holdings Corp., Expires 12/31/2028, Strike Price $11.50	13,463	404
LF Capital Acquisition Corp. II, Expires 01/07/2026, Strike Price $11.50	60,499	2,420
Liberty Resources Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	22,928	1,330
Lionheart III Corp., Expires 03/19/2023, Strike Price $11.50	36,580	4,024
LIV Capital Acquisition Corp. II, Expires 02/16/2027, Strike Price $11.50	43,759	5,142
McLaren Technology Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	61,067	1,832
Mercato Partners Acquisition Corp., Expires 12/28/2026, Strike Price $11.50	15,665	940
Metal Sky Star Acquisition Corp., Expires 04/01/2027, Strike Price $11.50	40,420	1,811
Metals Acquisition Corp., Expires 07/12/2026, Strike Price $11.50	8,891	6,268
Monterey Bio Acquisition Corp., Expires 06/07/2023, Strike Price $11.50	24,230	600
Motive Capital Corp. II, Expires 05/15/2028, Strike Price $11.50	8,206	696
Mountain & Co. I Acquisition Corp., Expires 08/24/2023, Strike Price $11.50	62,660	2,431
Murphy Canyon Acquisition Corp., Expires 02/03/2027, Strike Price $11.50	51,468	2,959
Nabors Energy Transition Corp., Expires 11/17/2026, Strike Price $11.50	87,846	7,028
New Energy One Acquisition Corp. PLC, Expires 03/07/2027, Strike Price $11.50	222,976	68,724
New Providence Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	21,526	975
New Vista Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	14,117	706
Newcourt Acquisition Corp., Expires 04/12/2028, Strike Price $11.50	30,398	632
Nogin, Inc., Expires 08/26/2027, Strike Price $11.50	8,372	310
NorthView Acquisition Corp., Expires 08/02/2027, Strike Price $11.50	19,197	720
Nova Vision Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	31,088	858
Nubia Brand International Corp., Expires 11/16/2026, Strike Price $11.50	29,262	1,829
OmniLit Acquisition Corp., Expires 11/08/2026, Strike Price $11.50	31,515	2,679
Onyx Acquisition Co. I, Expires 11/30/2028, Strike Price $11.50	24,790	3,788

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Oxus Acquisition Corp., Expires 08/26/2026, Strike Price $11.50	20,287	$1,826
Papaya Growth Opportunity Corp. I, Expires 12/31/2028, Strike Price $11.50	76,584	4,672
Patria Latin American Opportunity Acquisition Corp., Expires 03/10/2027, Strike Price $11.50	46,145	3,692
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Strike Price $11.50	18,484	1,848
PepperLime Health Acquisition Corp., Expires 03/28/2023, Strike Price $11.50	11,876	891
Perception Capital Corp. II, Expires 12/31/2028, Strike Price $11.50	58,258	6,120
Phoenix Biotech Acquisition Corp., Expires 09/01/2026, Strike Price $11.50	21,939	1,117
Pono Capital Two, Inc., Expires 09/23/2027, Strike Price $11.50	9,738	333
Pontem Corp., Expires 12/31/2027, Strike Price $11.50	60,453	14,817
Power & Digital Infrastructure Acquisition II Corp., Expires 12/14/2028, Strike Price $11.50	87,961	7,934
PowerUp Acquisition Corp., Expires 02/18/2027, Strike Price $11.50	70,545	7,760
PROOF Acquisition Corp. I, Expires 12/03/2028, Strike Price $11.50	20,757	884
Prospector Capital Corp., Expires 01/01/2025, Strike Price $11.50	21,521	1,958
RCF Acquisition Corp., Expires 04/25/2023, Strike Price $11.50	31,463	2,517
Redwoods Acquisition Corp., Expires 03/15/2027, Strike Price $11.50	32,327	1,131
Relativity Acquisition Corp., Expires 02/11/2027, Strike Price $11.50	45,142	2,126
Revelstone Capital Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	53	4
RF Acquisition Corp., Expires 05/01/2028, Strike Price $11.50	19,704	350
Rigel Resource Acquisition Corp., Expires 04/19/2023, Strike Price $11.50	31,854	4,138
Rose Hill Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	41,528	5,399
Ross Acquisition Corp. II, Expires 02/12/2026, Strike Price $11.50	28,225	6,209
Screaming Eagle Acquisition Corp., Expires 12/15/2027, Strike Price $11.50	22,674	5,662
Sculptor Acquisition Corp. I, Expires 04/15/2028, Strike Price $11.50	9,858	1,005
Seaport Calibre Materials Acquisition Corp., Expires 07/19/2026, Strike Price $11.50	14,252	695
Selina Hospitality PLC, Expires 12/31/2049, Strike Price $0.01(c)	218,500	39,330
ShoulderUp Technology Acquisition Corp., Expires 07/26/2023, Strike Price $11.50	94,845	3,263
SHUAA Partners Acquisition Corp. I, Expires 03/02/2027, Strike Price $11.50	22,958	1,837
Signal Hill Acquisition Corp., Expires 02/11/2027, Strike Price $11.50	13,462	537
SILVERspac, Inc., Expires 02/16/2023, Strike Price $11.50	18,449	2,769
Sizzle Acquisition Corp., Expires 03/12/2026, Strike Price $11.50	43,590	12,859
Sound Point Acquisition Corp. I, Ltd., Expires 03/02/2027, Strike Price $11.50	49,951	8,244
Southport Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	6,161	280
Spree Acquisition Corp. 1, Ltd., Expires 12/22/2028, Strike Price $11.50	20,337	610
Spring Valley Acquisition Corp. II, Expires 02/16/2023, Strike Price $11.50	13,573	3,258
SpringBig Holdings, Inc., Expires 06/14/2027, Strike Price $11.50	24,279	1,216
ST Energy Transition I, Ltd., Expires 12/02/2026, Strike Price $11.50	42,980	8,596
Sustainable Development Acquisition I Corp., Expires 12/31/2028, Strike Price $11.50	28,327	2,209
Swiftmerge Acquisition Corp., Expires 06/17/2028, Strike Price $11.50	132	18
Tailwind International Acquisition Corp., Expires 03/01/2028, Strike Price $11.50	17,317	346
Talon 1 Acquisition Corp., Expires 04/18/2023, Strike Price $11.50	71,933	4,478
Target Global Acquisition I Corp., Expires 12/31/2027, Strike Price $11.50	18,073	2,257
Tech and Energy Transition Corp., Expires 12/31/2027, Strike Price $11.50	59,992	2,100
Technology & Telecommunication Acquisition Corp., Expires 02/15/2027, Strike Price $11.50	52,993	1,987
TKB Critical Technologies 1, Expires 10/29/2028, Strike Price $11.50	48,884	11,243
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50	68,311	2,135

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
Transition SA, Expires 06/16/2026, Strike Price $11.50	33,822	$18,385
Trine II Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	78,462	6,622
UTA Acquisition Corp., Expires 10/30/2026, Strike Price $11.50	44,060	8,627
Vahanna Tech Edge Acquisition I Corp., Expires 11/30/2028, Strike Price $11.50	55,430	1,995
Valor Latitude Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	3,725	130
Valuence Merger Corp. I, Expires 03/01/2027, Strike Price $11.50	60,778	5,859
VAM Investments Spac BV, Expires 07/27/2026, Strike Price $11.50	12,639	4,672
Viscogliosi Brothers Acquisition Corp., Expires 03/18/2027, Strike Price $11.50	20,851	3,121
Vision Sensing Acquisition Corp., Expires 03/24/2023, Strike Price $11.50	49,182	1,982
VMG Consumer Acquisition Corp., Expires 07/03/2023, Strike Price $11.50	60,937	3,053
Western Acquisition Ventures Corp., Expires 01/12/2027, Strike Price $11.50	29,980	2,473
Yotta Acquisition Corp., Expires 03/15/2027, Strike Price $11.50	47,369	3,482
Zimmer Energy Transition Acquisition Corp., Expires 05/14/2023, Strike Price $11.50	1,716	265
ZyVersa Therapeutics, Inc., Expires 12/20/2026, Strike Price $11.50(c)	7,100	497

TOTAL WARRANTS		1,401,771
(Cost $3,864,827)

RIGHTS - 0.05%(g)
A SPAC I Acquisition Corp., Expires 12/31/2049	2	0
A SPAC II Acquisition Corp., Expires 12/31/2049	68,843	5,852
Accretion Acquisition Corp., Expires 12/31/2049	37,215	3,815
Agrinam Acquisition Corp., Expires 12/31/2049	19,798	792
AIB Acquisition Corp., Expires 12/31/2049	41,417	5,384
Alset Capital Acquisition Corp., Expires 12/31/2049	26,594	5,063
Arisz Acquisition Corp., Expires 05/01/2023	34,348	3,186
Aurora Technology Acquisition Corp., Expires 02/07/2028	63,578	6,676
AXIOS Sustainable Growth Acquisition Corp., Expires 12/31/2049	43,990	5,499
bleuacacia, Ltd., Expires 12/31/2049	201,609	15,121
Blue World Acquisition Corp., Expires 12/31/2049	46,604	4,451
Broad Capital Acquisition Corp., Expires 12/31/2049	53,360	9,338
Clean Earth Acquisitions Corp., Expires 12/31/2049	99,120	14,868
ClimateRock, Expires 06/01/2027	23,557	2,710
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027	76,977	6,832
Deep Medicine Acquisition Corp., Expires 10/26/2023	15,116	1,209
Financial Strategies Acquisition Corp., Expires 03/31/2028	9,858	739
Fintech Ecosystem Development Corp., Expires 12/31/2028	54,704	6,151
Global Blockchain Acquisition Corp., Expires 12/31/2049	40,470	2,193
Globalink Investment, Inc., Expires 08/19/2023	4,837	242
Growth For Good Acquisition Corp., Expires 06/14/2023	75,556	3,982
GSR II Meteora Acquisition Corp., Expires 12/31/2049	7,459	11,263
Inception Growth Acquisition, Ltd., Expires 05/08/2023	7,394	699
Jaguar Global Growth Corp. I, Expires 12/31/2049	87,589	8,321
Jupiter Wellness Acquisition Corp., Expires 12/31/2049	18,463	1,479
Kairous Acquisition Corp. ltd, Expires 11/24/2023	13,555	2,982
Keyarch Acquisition Corp., Expires 07/25/2028	16,489	1,608
Metal Sky Star Acquisition Corp., Expires 12/31/2049	40,420	5,255
Mountain Crest Acquisition Corp. V, Expires 12/31/2049	8,917	1,854

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

	Shares	Fair Value
NorthView Acquisition Corp., Expires 12/31/2049	38,482	$6,157
QualTek Services, Inc., Expires 12/31/2049	73,592	14,696
Redwoods Acquisition Corp., Expires 12/31/2049	32,327	4,332
RF Acquisition Corp., Expires 12/31/2049	19,704	1,970
Sagaliam Acquisition Corp., Expires 12/31/2049	84,310	12,651
Spring Valley Acquisition Corp. II, Expires 02/16/2023	27,147	5,209
Welsbach Technology Metals Acquisition Corp., Expires 12/31/2049	29,572	5,767
Yotta Acquisition Corp., Expires 12/31/2049	47,369	9,947

TOTAL RIGHTS		198,293
(Cost $299,341)

SHORT TERM INVESTMENTS - 1.26%
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield 4.14%	4,739,172	4,739,172
BNY Mellon U.S. Treasury Fund, 7 Day Yield 4.15%	85,113	85,113

TOTAL SHORT TERM INVESTMENTS		4,824,285
(Cost $4,824,285)

Total Investments - 112.50%		$430,112,873
(Cost $429,195,174)
Liabilities in Excess of Other Assets - (12.50)%		$(47,773,864)

Net Assets - 100.00%		$382,339,009

Amounts above are shown as a percentage of net assets as of January 31, 2023.

(a)	The security is a floating rate note which has an annual interest rate, reset monthly, that is calculated by taking the product of a leverage multiplier and (USISDA30 - USISDA02). At January 31, 2023, the current coupon rate for these notes is 0%.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the "Securities Act"). Total market value of Rule 144A securities amounts to $21,499,733, which represented approximately 5.62% of net assets as of January 31, 2023. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Security is in default as of year end and is therefore non-income producing.
(e)	Amount represents less than 0.005% of net assets.
(f)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of those securities was $3,910,512, which represents approximately 1.02% of net assets.
(g)	Non-income producing security.
(h)	A portion or all of the security is owned by BRW SPV I, a wholly-owned subsidiary of the Fund.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Interbank Average Rate
OBFR - Overnight Bank Funding Rate
USISDA02- ICE USD Swap Rate 2 year Tenor

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

USISDA30- ICE USD Swap Rate 30 year Tenor
Reference Rates:
1M US L - 1 Month LIBOR as of January 31, 2023 was 4.57%
3M US L - 3 Month LIBOR as of January 31, 2023 was 4.81%
USISDA02 - ICE USE Swap Rate 2 Year Tenor as of January 31, 2023 was 4.50%
USISDA30 - ICE USE Swap Rate 30 Year Tenor as of January 31, 2023 was 3.27%
1M US SOFR - 1 Month SOFR as of January 31, 2023 was 4.31%
3M US SOFR - 3 Month SOFR as of January 31, 2023 was 4.07%

CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Single Name/ Index	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Fees Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	Single Name	Verizon Wireless	2.00%	USD	6/20/24	6,743,000	$41,461	$20,736	$20,726
							$41,461	$20,736	$20,726

Buy	Single Name	RR Donnelley & Sons	(5.00)%	USD	12/20/26	8,244,000	$(839,212)	$(689,317)	$(149,896)
Buy	Single Name	Verizon Wireless	(1.00)%	USD	6/20/23	19,000,000	(64,135)	(41,350)	(22,785)
							$(903,348)	$(730,667)	$(172,681)

CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Single Name/ Index	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Fees Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	Single Name	Goldman Sachs	Verizon Wireless	5.00%	USD	6/20/23	19,000,000	$64,135	$28,509	$35,626
Sell	Single Name	Goldman Sachs	Verizon Wireless	5.00%	USD	12/20/27	20,000,000	392,687	383,718	8,969
Sell	Single Name	Barclays	International Business Machines	5.00%	USD	12/20/27	10,000,000	196,344	202,764	(6,420)
Sell	Single Name	Goldman Sachs	Danone SA	5.00%	EUR	12/20/27	5,000,000	106,498	86,606	19,892
Sell	Single Name	Barclays	Unilever PLC	5.00%	EUR	12/20/27	10,000,000	283,231	252,774	30,457
Sell	Single Name	Morgan Stanley	Bristol-Myers Squibb Co.	5.00%	USD	6/20/27	22,000,000	580,473	562,120	18,353
Sell	Single Name	Goldman Sachs	Bristol-Myers Squibb Co.	5.00%	USD	12/20/27	10,000,000	272,877	268,823	4,054
Sell	Single Name	Morgan Stanley	Bristol-Myers Squibb Co.	5.00%	USD	12/20/27	10,000,000	272,877	257,109	15,768

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

Sell	Single Name	Goldman Sachs	Target Corp.	5.00%	USD	12/20/27	10,000,000	206,550	194,677	11,873
Sell	Single Name	Goldman Sachs	International Business Machines	5.00%	USD	6/20/27	5,750,000	112,961	111,480	1,481
Sell	Single Name	JPMorgan	Target Corp.	5.00%	USD	12/20/27	5,000,000	103,275	95,150	8,125
Sell	Single Name	Goldman Sachs	Home Depot	5.00%	USD	12/20/27	8,848,000	244,317	232,486	11,832
Sell	Single Name	Morgan Stanley	Danone SA	5.00%	EUR	12/20/27	1,264,000	26,923	25,775	1,148
Sell	Single Name	Goldman Sachs	Proctor & Gamble	5.00%	USD	12/20/27	25,000,000	666,654	633,005	33,648
Sell	Single Name	Barclays	Liberty Interactive	5.00%	USD	12/20/27	232,000	84,782	87,000	(2,218)
Sell	Single Name	Goldman Sachs	Pfizer, Inc.	5.00%	USD	12/20/27	7,300,000	195,702	187,724	7,978
								$3,810,285	$3,609,721	$200,564

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount	Termination Date	Floating Rate Index	Floating Rate Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co	BlackRock Smaller Cos Trust PLC	GBP	$755,995	12/18/23	SONIA	40 bps	$918,844	$(13,183)
JPMorgan Chase & Co	Henderson Smaller Companies Investment Trust PLC	GBP	271,883	12/18/23	SONIA	40 bps	327,986	(7,204)
JPMorgan Chase & Co	Invesco Perpetual UK Smaller Cos Investment Trust PLC	GBP	278,202	12/18/23	SONIA	40 bps	341,843	(1,137)
JPMorgan Chase & Co	JPMorgan UK Smaller Companies Investment Trust PLC	GBP	40,063	12/18/23	SONIA	40 bps	48,475	(916)
JPMorgan Chase & Co	JPMorgan Mid Cap Investment Trust PLC	GBP	131,386	10/2/23	SONIA	40 bps	160,769	(1,210)
JPMorgan Chase & Co	Aberdeen Diversified Income and Growth Trust PLC	GBP	86,217	10/2/23	SONIA	40 bps	105,112	(1,181)
JPMorgan Chase & Co	Aberforth Smaller Companies Trust PLC	GBP	1,080,002	10/2/23	SONIA	40 bps	1,321,900	(9,579)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2023

JPMorgan Chase & Co	Baillie Gifford European Growth Trust PLC	GBP	129,331	10/2/23	SONIA	40 bps	156,819	(2,627)
JPMorgan Chase & Co	Baillie Gifford UK Growth Trust PLC	GBP	86,494	10/5/23	SONIA	40 bps	105,409	(1,225)
JPMorgan Chase & Co	Edinburgh Worldwide Investment Trust PLC	GBP	105,608	10/2/23	SONIA	40 bps	128,033	(2,166)
JPMorgan Chase & Co	Mercantile Investment Trust PLC	GBP	489,211	10/2/23	SONIA	40 bps	596,011	(7,112)
JPMorgan Chase & Co	European Smaller Companies Trust PLC	GBP	132,933	10/2/23	SONIA	40 bps	160,924	(2,962)
JPMorgan Chase & Co	JPMorgan European Discovery Trust PLC	GBP	178,733	10/2/23	SONIA	40 bps	218,806	(1,544)
JPMorgan Chase & Co	Herald Investment Trust PLC	GBP	372,702	10/2/23	SONIA	40 bps	447,568	(11,916)
JPMorgan Chase & Co	Allianz Technology Trust PLC	GBP	266,689	12/18/23	SONIA	40 bps	443,319	114,532
JPMorgan Chase & Co	Aberdeen New India Investment Trust PLC	GBP	460,964	12/18/23	SONIA	40 bps	559,848	(8,450)
JPMorgan Chase & Co	Baillie Gifford US Growth Trust PLC	GBP	1,233,089	12/18/23	SONIA	40 bps	1,508,163	(12,049)
JPMorgan Chase & Co	Polestar Automotive Holding UK PLC	USD	4,237,760	12/26/23	OBFR	(7,000) bps	3,903,200	(334,560)
JPMorgan Chase & Co	River & Mercantile UK Micro Ca	GBP	363,685	12/18/23	SONIA	40 bps	326,770	(121,598)
							$11,779,799	$(426,087)

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase	02/28/23	EUR	2,467,016	GBP	$2,477,250	$(10,234)
JP Morgan Chase	02/28/23	USD	(8,711,006)	USD	(8,691,160)	(19,846)
JP Morgan Chase	02/28/23	EUR	(15,665,550)	USD	(15,730,537)	64,987
						$34,907

Investments in Securities, at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$90,059,522	$-	$90,059,522
Senior Loans	-	13,633,781	-	13,633,781
Common Stock	27,647,310	3,097,416	-	30,744,726
Convertible Corporate Bond	-	1,089,017	-	1,089,017
Closed End Funds	66,250,929	-	-	66,250,929
Special Purpose Acquisition Companies	172,741,884	-	368,723	173,110,607
Preferred Stock	-	4,080	2,099,232	2,103,312
Sovereign Debt Obligations	-	3,910,512	-	3,910,512
Private Fund	-	29,527,000	-	29,527,000
Unit Trust	13,259,118	-	-	13,259,118
Warrants	968,325	357,974	75,472	1,401,771
Rights	198,293	-	-	198,293
Short Term Investments	4,824,285	-	-	4,824,285
Total	$285,890,144	$141,679,302	$2,543,427	$430,112,873

Derivative contracts, at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Over the Counter Credit Default Swaps	$-	$3,810,286	$-	$3,810,286
Forward Foreign Currency Contracts	-	64,987	-	64,987
Total Return Swap	-	114,532	-	114,532
Total Assets	$-	$3,989,805	$-	$3,989,805
Liabilities
Centrally Cleared Credit Default Swaps	$-	$861,886	$-	$861,886
Forward Foreign Currency Contracts	-	30,080	-	30,080
Total Return Swap	-	540,619	-	540,619
Total Liabilities	$-	$1,432,585	$-	$1,432,585